ACQUISITIONS (Details Narrative) - USD ($)				12 Months Ended
	Apr. 15, 2022	Mar. 31, 2022	Aug. 01, 2021	Oct. 31, 2021	Apr. 30, 2023	Oct. 31, 2022
Business Acquisition [Line Items]
Value issued	$ 20,000			$ 1,790,000
Shares issued	796		1,038,461
Share price					$ 0.75
Goodwill				$ 4,523,040	$ 3,608,949	$ 3,608,949
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Shares issued		569,463
Fitore Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage			100.00%
Value issued			$ 1,000,000
Shares issued			153,846
Share price			$ 4.94
Total consideration amount			$ 2,042,999
Total transaction costs, acquisition			24,800
Goodwill			$ 1,351,458
Fitore Inc [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Convertible preferred stock units			6
Preferred stock, convertible, shares issuable			2,000
Fitore Inc [Member] | Series A Warrant [Member]
Business Acquisition [Line Items]
Warrants			1,000
Fitore Inc [Member] | Series B Warrant [Member]
Business Acquisition [Line Items]
Warrants			1,000
InfiniVive MD, LLC. [Member]
Business Acquisition [Line Items]
Business acquisition, percentage			100.00%
Value issued			$ 4,272,245
Shares issued			884,615
Share price			$ 4.94
Total consideration amount			$ 4,272,245
Total transaction costs, acquisition			16,200
Goodwill			$ 3,171,582